Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of Loss Before Income Taxes	The components of loss before income taxes are as follows:
	Year Ended December 31,
	2023	2022
Domestic	$(8,925,899)	$(20,999,110)
Foreign	(1,586,258)	(1,474,082)
Total	$(10,512,157)	$(22,473,192)

Schedule of Income Taxes at Statutory Rates	For purposes of reconciling the Company’s provision for income taxes at the statutory rate and the Company’s provision (benefit) for income taxes at the effective tax rate, a notional 27% tax rate was applied as follows:
	2023	2022
	($)	($)
Loss for the year	(10,512,157)	(22,473,192)

Income tax at federal statutory rate	(2,838,000)	(5,876,000)
Increase (decrease) in tax resulting from:
Change in statutory, foreign tax, foreign exchange rates and other	536,000	(12,000)
Permanent differences	(218,000)	1,875,000
Share issue costs	—	370,000
Change in unrecognized deductible temporary differences	2,686,000	3,643,000
Other	(166,000)	—
Income tax expense	—	—

Schedule of Net Deferred Tax Assets (Liabilities)	The net deferred tax assets (liabilities) are comprised of the following:
	2023	2022
	($)	($)
Deferred tax assets:
Non-capital losses carry-forward	15,769,000	14,379,000
Exploration and Evaluation assets	1,470,000	1,470,000
Share issuance costs	733,000	789,000
Intangible assets	2,047,000	622,000
Other deferreds	1,000	12,000
Allowable capital losses	3,635,000	3,558,000
Property and equipment	77,000	76,000
Valuation allowance	(23,732,000)	(20,906,000)
Total deferred income taxes	—	—

Schedule of Deferred Income Taxes Unused Tax Credits and Unused Tax Losses	The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated balance sheets are as follows:
Temporary Differences	2023	Expiry Date Range	2022	Expiry Date Range
	($)		($)
Non-capital losses available for future periods – US	45,697,000	2036 to indefinite	41,188,000	2036 to indefinite
Non-capital losses available for future periods – Canada	22,862,000	2026 to 2043	21,739,000	2026 to 2041
Allowable capital losses	13,463,000	No expiry date	13,178,000	No expiry date
Property and equipment	280,000	No expiry date	270,000	No expiry date
Intangible assets	9,747,000	No expiry date	2,962,000	No expiry date
Exploration and evaluation assets	5,446,000	No expiry date	5,446,000	No expiry date
Share issuance costs	2,715,000	No expiry date	2,922,000	No expiry date